Organization	Sep. 30, 2021	Jul. 01, 2021
Organization
Organization

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by Vacasa Holdings LLC and its subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by these subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.